Note 5 - Goodwill and Intangible Assets (Details) - Changes in the Carrying Amount of Goodwill by Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Performance Materials [Member]	Mar. 31, 2014 Graphic Solutions [Member]	Dec. 31, 2013 Graphic Solutions [Member]
Goodwill [Line Items]
Goodwill Balance	$ 1,002,886	$ 773,713	$ 228,711	$ 229,173
Acquisition adjustments	3,453	3,453
Foreign currency translation and other	(4,591)	(4,129)	(462)
Goodwill Balance	$ 1,001,748	$ 773,037	$ 228,711	$ 229,173